Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 76.3%
BlackRock Advantage Emerging Markets Fund, Class K	1,203,469	$10,975,633
BlackRock Tactical Opportunities Fund, Class K	915,026	13,240,431
Diversified Equity Master Portfolio	$115,756,132	115,756,132
International Tilts Master Portfolio	$30,250,421	30,250,421
iShares Developed Real Estate Index Fund, Class K	859,825	7,196,736
iShares MSCI EAFE Small-Cap ETF(b)	201,125	11,357,529

		188,776,882

Fixed-Income Funds — 16.4%
BlackRock Diversified Fixed Income Fund	1,670,908	15,472,606
BlackRock High Yield Bond Portfolio, Class K	384,654	2,581,029
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	118,225	12,061,315
iShares TIPS Bond ETF(b)	100,316	10,404,776

		40,519,726

Security	Shares	Value

Money Market Funds — 16.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	24,570,336	$24,577,707
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	16,420,133	16,420,133

		40,997,840

Total Investments — 109.2% (Cost: $242,417,141)		270,294,448

Liabilities in Excess of Other Assets — (9.2)%		(22,823,883)

Net Assets — 100.0%		$247,470,565

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio(a)	$6,271,174	$—		$(8,293,887	)(b)(c)	$(16,482)	$2,039,195	$—	$—	$10,771		$—
BlackRock Advantage Emerging Markets Fund, Class K	10,697,725	65,946		—		—	211,962	10,975,633	1,203,469	65,945		—
BlackRock Cash Funds: Institutional, SL Agency Shares	13,788,827	10,792,606	(b)	—		(975)	(2,751)	24,577,707	24,570,336	24,715	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,202,351	9,217,782	(b)	—		—	—	16,420,133	16,420,133	368,331		—
BlackRock Diversified Fixed Income Fund	—	16,660,424		—		—	(1,187,818)	15,472,606	1,670,908	478,896		—
BlackRock High Yield Bond Portfolio, Class K	2,426,072	130,929		—		—	24,028	2,581,029	384,654	161,485		—
BlackRock Tactical Opportunities Fund, Class K	11,673,447	1,493,150		—		—	73,834	13,240,431	915,026	567,177		—
Diversified Equity Master Portfolio	110,498,719	—		(5,228,143	)(b)(c)	7,151,449	3,334,107	115,756,132	$115,756,132	1,457,537		—
International Tilts Master Portfolio	33,710,252	—		(5,245,776	)(b)(c)	1,505,345	280,600	30,250,421	$30,250,421	783,397		—
iShares Core U.S. Aggregate Bond ETF(a)	4,658,430	—		(4,826,640)		(807,609)	975,819	—	—	—		—
iShares Developed Real Estate Index Fund, Class K	4,281,498	3,250,048		—		—	(334,810)	7,196,736	859,825	89,577		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,464,462	—		—		—	(403,147)	12,061,315	118,225	339,267		—
iShares MSCI EAFE Small-Cap ETF	11,359,539	—		—		—	(2,010)	11,357,529	201,125	200,978		—

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2040 Fund

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

iShares TIPS Bond ETF	$8,957,032	$1,733,804	$—		$—	$(286,060)	$10,404,776	100,316	$193,622	$—
Master Total Return Portfolio(a)	4,692,680	—	(6,050,571	)(b)(c)	(126,354)	1,484,245	—	$—	60,653	—

					$7,705,374	$6,207,194	$270,294,448		$4,802,351	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	29	12/14/23	$5,023	$(148,711)
MSCI EAFE Index	23	12/15/23	2,348	(63,558)
MSCI Emerging Markets Index	160	12/15/23	7,644	(191,721)
Russell 2000 E-Mini Index	72	12/15/23	6,475	(231,383)
S&P 500 Micro E-Mini Index	39	12/15/23	843	(9,102)
Ultra U.S. Treasury Bond	53	12/19/23	6,300	(411,640)

				(1,056,115)

Short Contracts
U.S. Long Bond	7	12/19/23	797	43,047

				$(1,013,068)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	3,684,714	USD	2,359,201	Goldman Sachs International	12/20/23	$16,253
CAD	3,263,639	USD	2,393,440	Deutsche Bank AG	12/20/23	12,356
CAD	7,616,946	USD	5,586,005	Deutsche Bank AG	12/20/23	28,838
USD	39,834	EUR	37,000	Barclays Bank PLC	12/20/23	572
USD	142,721	JPY	20,729,000	Goldman Sachs International	12/20/23	2,221

						60,240

CAD	356,000	USD	264,293	Morgan Stanley & Co. International PLC	12/20/23	(1,867)
EUR	4,585,341	USD	4,936,876	Barclays Bank PLC	12/20/23	(71,251)

						(73,118)

						$(12,878)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	5,092	$(291,664)	$—	$(291,664)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$42,770,329	$—	$—	$42,770,329
Fixed-Income Funds	40,519,726	—	—	40,519,726
Money Market Funds	40,997,840	—	—	40,997,840

	$124,287,895	$—	$—	124,287,895

Investments Valued at NAV(a)				146,006,553

				$270,294,448

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$60,240	$—	$60,240
Interest Rate Contracts	43,047	—	—	43,047
Liabilities
Equity Contracts	(644,475)	(291,664)	—	(936,139)
Foreign Currency Exchange Contracts	—	(73,118)	—	(73,118)
Interest Rate Contracts	(411,640)	—	—	(411,640)

	$(1,013,068)	$(304,542)	$—	$(1,317,610)

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2040 Fund

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	4